UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

FORM N-Q

AUGUST 31, 2018

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited)	August 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 13.3%
Internet & Direct Marketing Retail - 7.1%
Amazon.com Inc.	179	$360,275	*

Media - 3.9%
Comcast Corp., Class A Shares	2,864	105,939
Walt Disney Co.	819	91,745

Total Media		197,684

Specialty Retail - 2.3%
Home Depot Inc.	590	118,454

TOTAL CONSUMER DISCRETIONARY		676,413

CONSUMER STAPLES - 4.1%
Beverages - 1.2%
Coca-Cola Co.	1,355	60,392

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	304	70,872

Food Products - 1.5%
McCormick & Co. Inc., Non Voting Shares	623	77,800

TOTAL CONSUMER STAPLES		209,064

ENERGY - 3.2%
Energy Equipment & Services - 1.7%
Schlumberger Ltd.	1,380	87,161

Oil, Gas & Consumable Fuels - 1.5%
Pioneer Natural Resources Co.	444	77,567

TOTAL ENERGY		164,728

FINANCIALS - 5.2%
Capital Markets - 3.5%
BlackRock Inc.	197	94,375
Charles Schwab Corp.	1,686	85,632

Total Capital Markets		180,007

Consumer Finance - 1.7%
American Express Co.	815	86,373

TOTAL FINANCIALS		266,380

HEALTH CARE - 15.4%
Biotechnology - 8.0%
Alexion Pharmaceuticals Inc.	671	82,023	*
Biogen Inc.	312	110,289	*
BioMarin Pharmaceutical Inc.	433	43,292	*
Celgene Corp.	1,154	108,995	*
Regeneron Pharmaceuticals Inc.	164	66,707	*

Total Biotechnology		411,306

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.6%
Dentsply Sirona Inc.	718	$28,663

Health Care Providers & Services - 3.4%
UnitedHealth Group Inc.	648	173,962

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific Inc.	444	106,160

Pharmaceuticals - 1.3%
Johnson & Johnson	500	67,345

TOTAL HEALTH CARE		787,436

INDUSTRIALS - 8.2%
Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	945	116,122

Industrial Conglomerates - 2.2%
Honeywell International Inc.	718	114,205

Machinery - 1.3%
Caterpillar Inc.	466	64,704

Trading Companies & Distributors - 2.4%
WW Grainger Inc.	353	124,987

TOTAL INDUSTRIALS		420,018

INFORMATION TECHNOLOGY - 40.4%
Communications Equipment - 1.8%
Palo Alto Networks Inc.	395	91,304	*

Internet Software & Services - 11.4%
Akamai Technologies Inc.	1,741	130,819	*
Alphabet Inc., Class A Shares	96	118,253	*
Alphabet Inc., Class C Shares	141	171,765	*
Facebook Inc., Class A Shares	932	163,780	*

Total Internet Software & Services		584,617

IT Services - 5.7%
PayPal Holdings Inc.	1,167	107,749	*
Visa Inc., Class A Shares	1,257	184,641

Total IT Services		292,390

Semiconductors & Semiconductor Equipment - 4.1%
QUALCOMM Inc.	1,711	117,563
Texas Instruments Inc.	810	91,044

Total Semiconductors & Semiconductor Equipment		208,607

Software - 14.9%
Adobe Systems Inc.	566	149,147	*
Microsoft Corp.	2,079	233,534
Oracle Corp.	2,093	101,678
Red Hat Inc.	792	117,002	*

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH ESG ETF

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY		SHARES	VALUE
Software - (continued)
Splunk Inc.		750	$96,112	*
VMware Inc., Class A Shares		404	61,917	*

Total Software			759,390

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.		552	125,652

TOTAL INFORMATION TECHNOLOGY			2,061,960

MATERIALS - 3.3%
Chemicals - 3.3%
Ecolab Inc.		678	102,025
Praxair Inc.		414	65,491

TOTAL MATERIALS			167,516

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equinix Inc.		203	88,534

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,807,533)			4,842,049

	RATE
SHORT-TERM INVESTMENTS - 4.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $237,964)	1.811%	237,964	237,964

TOTAL INVESTMENTS - 99.6% (Cost - $4,045,497)			5,080,013
Other Assets in Excess of Liabilities - 0.4%			22,580

TOTAL NET ASSETS - 100.0%			$5,102,593

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth ESG ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks long-term capital appreciation through investing in large-capitalization companies with the potential for high future earnings growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the

Notes to Schedule of Investments (unaudited) (continued)

Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$4,842,049	—	—	$4,842,049
Short-Term Investments†	237,964	—	—	237,964

Total Investments	$5,080,013	—	—	$5,080,013

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018